Annual Total Returns - Ivy Variable Insurance Portfolios Classes - Standard and Service - Service	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Nomura VIP Core Equity Series
Prospectus [Line Items]
Annual Return [Percent]	15.30%	25.69%	23.51%	(17.33%)	28.94%	21.52%	31.09%	(4.51%)	20.75%	3.74%
Nomura VIP Growth Series
Prospectus [Line Items]
Annual Return [Percent]	8.41%	23.89%	38.00%	(27.24%)	30.03%	30.55%	36.59%	2.28%	29.34%	1.22%
Nomura VIP Mid Cap Growth Series
Prospectus [Line Items]
Annual Return [Percent]	1.18%	2.20%	19.59%	(30.78%)	16.36%	49.00%	37.94%	(0.06%)	26.89%	6.12%
Nomura VIP Smid Cap Core Series
Prospectus [Line Items]
Annual Return [Percent]	8.39%	14.26%	15.71%	(14.84%)	20.78%	7.03%	24.33%	(10.49%)	13.73%	28.88%
Nomura VIP Small Cap Growth Series
Prospectus [Line Items]
Annual Return [Percent]	13.39%	14.26%	13.11%	(26.83%)	3.99%	37.66%	23.37%	(4.11%)	23.12%	2.92%
Nomura VIP Value Series
Prospectus [Line Items]
Annual Return [Percent]	9.41%	6.47%	8.27%	(4.90%)	31.18%	1.98%	26.33%	(7.24%)	12.49%	11.14%
Nomura VIP Corporate Bond Series
Prospectus [Line Items]
Annual Return [Percent]	6.48%	2.45%	7.27%	(15.86%)	(0.85%)	10.97%	12.18%	(1.90%)	4.01%	4.03%
Nomura VIP High Income Series
Prospectus [Line Items]
Annual Return [Percent]	7.17%	6.20%	11.95%	(11.12%)	6.06%	6.03%	11.19%	(2.11%)	6.68%	16.19%
Nomura VIP Limited-Term Bond Series
Prospectus [Line Items]
Annual Return [Percent]	4.70%	4.33%	4.73%	(4.20%)	(0.49%)	4.14%	4.23%	0.78%	1.40%	1.94%
Nomura VIP Global Growth Series
Prospectus [Line Items]
Annual Return [Percent]	17.93%	17.08%	19.90%	(17.49%)	17.86%	20.58%	25.93%	(6.27%)	24.52%	(3.04%)
Nomura VIP International Core Equity Series
Prospectus [Line Items]
Annual Return [Percent]	24.17%	3.79%	15.65%	(14.32%)	14.18%	7.19%	18.69%	(17.81%)	23.16%	1.08%
Nomura VIP Asset Strategy Series
Prospectus [Line Items]
Annual Return [Percent]	16.66%	12.44%	13.90%	(14.71%)	10.44%	13.88%	21.78%	(5.44%)	18.27%	(2.57%)
Nomura VIP Balanced Series
Prospectus [Line Items]
Annual Return [Percent]	11.79%	15.60%	16.09%	(16.11%)	15.97%	14.11%	22.09%	(3.24%)	11.37%	2.03%
Nomura VIP Energy Series
Prospectus [Line Items]
Annual Return [Percent]	11.89%	(5.60%)	4.06%	50.42%	42.00%	(36.83%)	3.48%	(34.14%)	(12.64%)	34.55%
Nomura VIP Natural Resources Series
Prospectus [Line Items]
Annual Return [Percent]	37.75%	(0.58%)	1.63%	17.72%	26.68%	(11.99%)	9.46%	(23.23%)	2.97%	23.81%
Nomura VIP Science and Technology Series
Prospectus [Line Items]
Annual Return [Percent]	33.36%	30.59%	39.04%	(31.83%)	15.17%	35.36%	49.48%	(5.23%)	32.12%	1.54%
Nomura VIP Pathfinder Aggressive Series
Prospectus [Line Items]
Annual Return [Percent]	15.86%	10.99%	17.51%	(16.72%)	18.93%	15.70%	23.24%	(4.27%)	19.83%	4.80%
Nomura VIP Pathfinder Moderately Aggressive Series
Prospectus [Line Items]
Annual Return [Percent]	14.59%	10.22%	16.53%	(15.90%)	16.88%	15.12%	21.40%	(4.71%)	16.72%	4.52%
Nomura VIP Pathfinder Moderate Series
Prospectus [Line Items]
Annual Return [Percent]	13.50%	9.27%	15.33%	(15.26%)	14.66%	14.35%	19.05%	(3.90%)	14.70%	3.65%
Nomura VIP Pathfinder Moderately Conservative Series
Prospectus [Line Items]
Annual Return [Percent]	12.08%	8.60%	13.99%	(14.71%)	12.37%	13.52%	16.85%	(2.67%)	12.77%	3.10%
Nomura VIP Pathfinder Conservative Series
Prospectus [Line Items]
Annual Return [Percent]	10.44%	8.05%	12.53%	(14.09%)	10.18%	12.67%	14.66%	(1.93%)	10.51%	2.84%
Nomura VIP Pathfinder Moderate — Managed Volatility Series
Prospectus [Line Items]
Annual Return [Percent]	10.72%	7.92%	14.10%	(13.22%)	12.99%	9.07%	17.32%	(4.00%)	13.80%	1.81%
Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series
Prospectus [Line Items]
Annual Return [Percent]	12.08%	8.73%	15.41%	(14.00%)	15.24%	9.71%	19.29%	(4.75%)	15.70%	2.36%
Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series
Prospectus [Line Items]
Annual Return [Percent]	9.26%	7.07%	12.62%	(12.71%)	10.72%	9.61%	14.89%	(2.90%)	11.84%	1.21%